Summary of Significant Accounting Policies - Schedule of Derivative Liability on Unobservable Inputs (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Change in fair value of derivative liabilities					$ 276,100
Unrealized losses relating to liability					276,100
LandStar Inc. and Subsidiaries [Member]
Derivative liability as of December 31, 2017			$ 295,800
Addition of new derivatives recognized as debt discounts			829,680
Change in fair value of derivative liabilities	$ (3,194,580)		3,168,020
Derivative liability as of September 30, 2018	$ 4,293,500		4,293,500		$ 295,800
Unrealized losses relating to liability			$ 3,168,020